Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finance leases
2023	$ 1
2024	2
2025	2
2026	4
2027	1
2028 & thereafter	1
Total lease payments	11
Less: Imputed interest	1
Present value of lease payments	10	$ 10
Operating leases
2023	140
2024	110
2025	89
2026	56
2027	32
2028 & thereafter	78
Total lease payments	505
Less: Imputed interest	39
Present value of lease payments	466
Renewal option, amount	$ 70